Basis of Presentation and Summary of Significant Accounting Policies - Reconciliation of Merger Elements (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Business Acquisition [Line Items]
Net contribution from the Merger and PIPE Financing	$ 100,698,000	$ 0
Merger Agreement
Business Acquisition [Line Items]
Cash - trust account and cash	54,044.00
Cash - PIPE Investment	46,844.00
Net contribution from the Merger and PIPE Financing	100,698.00
Less: accrued transaction costs and other liabilities	(1,106.00)
Merger and PIPE Investment	99,300.00
Merger Agreement | Transaction Costs Paid In 2021
Business Acquisition [Line Items]
Less: transaction costs paid in 2021	$ (190.00)
Merger Agreement | Transaction Costs Paid In 2020
Business Acquisition [Line Items]
Transaction costs paid			$ (292.00)